Merger Transaction (Tables)	12 Months Ended
Mar. 31, 2023
Text Block [Abstract]
Summary of Table Reconciles the Elements of the Merge	The following table reconciles the elements of the Merger:

Merger transaction under IFRS 2

Total fair value of consideration:

30.3 million common shares at US $11.25 per common share (US $340.9 million)	$421.3

Net assets acquired:

Cash (US $211.4 million)	$261.2

Intercompany loan settled the subsequent day of transaction close (US $16.2 million)	20.0

Less: warrant liability (US $74.5 million)	(92.0)

Less: Legato liabilities assumed (US $2.8 million)	(3.5)

Total listing expense (US $190.7 million)	$235.6